Organization and Principal Activities (Details) - $ / shares			12 Months Ended
	Sep. 05, 2025	Jun. 05, 2025	Dec. 31, 2025	May 16, 2025	Dec. 31, 2024
Organization and Principal Activities [Line Items]
Entity Incorporation, Date of Incorporation			Dec. 02, 2024
Ordinary shares issue (in Shares)	18,000,000
Ordinary shares par value (in Dollars per share)			$ 0.00001		$ 0.00001
Percentage of remaining shareholder		46.00%
Issue surrender share (in Shares)	12,000,000
Shares Issued, Price Per Share (in Dollars per share)	$ 0.00001
Percentage of ordinary shares	40.00%
Seven shareholders of Malaysia Holding [Member]
Organization and Principal Activities [Line Items]
Ordinary shares issue (in Shares)				30,000,000
Ordinary shares par value (in Dollars per share)				$ 0.00001
Equity interest		100.00%
Mr. Goh Kok Foong [Member]
Organization and Principal Activities [Line Items]
Equity interest		54.00%